FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012


If amended report check here:      | |                    Amendment Number:

This Amendment (Check only one):   | | is a restatement.
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          620 Newport Center Dr., Suite 900
          Newport Beach, CA 92660

13F File Number: 028-11483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel M. Harkins
Title:    Chief Legal and Compliance Officer
Phone:    (949) 325-8700

Signature, Place, and Date of Signing:

/s/ Daniel M. Harkins      Newport Beach,CA 92660  August 1, 2012
    (Signature)            [City, State]              [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total: $166,717
                                       (thousands)

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES IBOXX INV GR CORP BOND COMMON STOCK    464287242   26,116   221,959 SH        SOLE                221,959
MARKET VECTORS EMERGING MARKET COMMON STOCK    57060U522   24,818   970,960 SH        SOLE                970,960
PIMCO 15+ YR US TIPS INDEX FUN COMMON STOCK    72201R304    4,358    62,973 SH        SOLE                 62,973
PIMCO ENHANCED SHORT MATURITY  COMMON STOCK    72201R833      716     7,079 SH        SOLE                  7,079
POWERSHARES DB COMMODITY INDEX COMMON STOCK    73935S105   17,710   687,776 SH        SOLE                687,776
POWERSHARES FTSE RAFI  US 1500 COMMON STOCK    73935X567    2,911    45,156 SH        SOLE                 45,156
POWERSHARES DB G10 CURRENCY HA COMMON STOCK    73935Y102   12,799   520,068 SH        SOLE                520,068
POWERSHARES EMER MKTS SOVEREIG COMMON STOCK    73936T573   17,630   611,507 SH        SOLE                611,507
POWERSHARES FTSE RAFI  EMERGIN COMMON STOCK    73936T763   12,821   634,839 SH        SOLE                634,839
POWERSHARES FTSE RAFI  DEV MKT COMMON STOCK    73936T771    1,753    83,300 SH        SOLE                 83,300
POWERSHARES FTSE RAFI  DEV MKT COMMON STOCK    73936T789    9,677   304,397 SH        SOLE                304,397
POWERSHARES S&P 500 LOW VOLATI COMMON STOCK    73937B779    5,432   196,958 SH        SOLE                196,958
PROSHARES SHORT S&P500 ETF     COMMON STOCK    74347R503    1,520    41,678 SH        SOLE                 41,678
PROSHARES SHORT QQQ ETF        COMMON STOCK    74347R602    6,556   246,470 SH        SOLE                246,470
PROSHARES SHORT 20+ YEAR TREAS COMMON STOCK    74347X849    4,786   163,445 SH        SOLE                163,445
SPDR DOW JONES INTL REAL ESTAT COMMON STOCK    78463X863    7,948   216,089 SH        SOLE                216,089
SPDR BARCLAYS CAPITAL EMERGING COMMON STOCK    78464A391    6,068   194,800 SH        SOLE                194,800
SPDR DOW JONES REIT ETF        COMMON STOCK    78464A607    3,100    42,533 SH        SOLE                 42,533
